Simplify Developed Ex-US PLUS Downside Convexity ETF
Schedule of Investments
September 30, 2022 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 94.9%
iShares Core MSCI EAFE ETF(a)(b)
(Cost $27,142,204) .......................................................... 397,199 $ 20,920,472
Number of
Contracts Notional Amount
Purchased Options – 12.1%
Calls – Exchange-Traded – 0.0%†
S&P 500 Index, October Strike Price $4,080, Expires 10/03/22 ........... 35 $ 14,280,000 175
Puts – Exchange-Traded – 12.1%
S&P 500 Index, October Strike Price $3,620, Expires 10/07/22 ........... 168 60,816,000 1,187,760
S&P 500 Index, October Strike Price $3,300, Expires 10/21/22 ........... 706 232,980,000 1,486,130
2,673,890
Total Purchased Options (Cost $2,240,175) ......................................................... 2,674,065
Shares
Money Market Funds – 0.3%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 2.48%(c)
(Cost $68,560) .............................................................. 68,560 68,560
Total Investments – 107.3%
(Cost $29,450,939) .......................................................................... $ 23,663,097
Liabilities in Excess of Other Assets – (7.3)% ....................................................... (1,604,120)
Net Assets – 100.0% .......................................................................... $ 22,058,977
Number of
Contracts Notional Amount
Written Options – (7.3)%
Puts – Exchange-Traded – (7.3)%
S&P 500 Index, October Strike Price $3,600, Expires 10/07/22 ........... (168) $ (60,480,000) $ (1,013,880)
S&P 500 Index, October Strike Price $3,100, Expires 10/21/22 ........... (706) (218,860,000) (585,980)
(1,599,860)
Total Written Options (Premiums Received $1,324,711) ............................................... $ (1,599,860)
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $10,534,000 have been pledged as collateral for options as of September 30, 2022.
(c) Rate shown reflects the 7-day yield as of September 30, 2022.

Simplify Developed Ex-US PLUS Downside Convexity ETF
Schedule of Investments
(Continued)
September 30, 2022 (Unaudited)
2
Summary of Investment Type
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 94.9%
Purchased Options ............................................................................... 12.1%
Money Market Funds ............................................................................. 0.3%
Total Investments ................................................................................ 107.3%
Liabilities in Excess of Other Assets .................................................................. (7.3)%
Net Assets ..................................................................................... 100.0%